Derivative Instruments and Hedging Activities (Details) - Schedule of Balance Sheet Classification And Fair Values of Derivative Instruments - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Fair value	$ (2,244)	$ (1,516)
Notional amount	124,099	195,657
Foreign exchange contracts [Member] | Not designated as hedging instruments [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value	7	159
Notional Amount	25,093	101,733
Foreign exchange contracts [Member] | Not designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value	(87)	(38)
Notional Amount	33,927	16,751
Foreign exchange contracts [Member] | Designated as hedging instruments [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value	376	3
Notional Amount	28,221	4,900
Foreign exchange contracts [Member] | Designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value	(2,540)	(1,640)
Notional Amount	$ 36,858	$ 72,273